Retirement Plans (Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	May. 31, 2015	May. 31, 2015	May. 25, 2014	May. 26, 2013
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 1.1	$ 4.4	$ 4.7
Interest cost		10.0	10.2	9.9
Expected return on plan assets		(15.2)	(17.1)	(19.4)
Amortization of unrecognized prior service cost		0.0	0.1	0.1
Recognized net actuarial loss		2.6	9.0	8.8
Settlement loss recognized	$ 6.1	6.1	0.0	0.0
Curtailment gain recognized		0.0	(0.5)	0.0
Net pension and postretirement cost (benefit)		4.6	6.1	4.1
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost		0.5	0.7	0.8
Interest cost		1.0	1.4	1.3
Expected return on plan assets		0.0	0.0	0.0
Amortization of unrecognized prior service cost		(2.8)	(0.1)	(0.1)
Recognized net actuarial loss		0.8	0.0	0.0
Settlement loss recognized		0.0	0.0	0.0
Curtailment gain recognized		0.0	0.0	0.0
Net pension and postretirement cost (benefit)		$ (0.5)	$ 2.0	$ 2.0